Equity Investments Without Readily Determinable Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Schedule of Equity investments without Readily Determinable Fair Value Investment
	December 31,
	2018	2019
Beginning balance	$1,714,058	$1,631,892
Acquisitions	—	—
Observable price changes	—	—
Exchange difference	(82,166)	(26,433)
Ending balance	$1,631,892	$1,605,459